Note 8 - Operating Lease Right-of-use Assets and Liabilities (Details Textual) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Number of Chartered-in Vessels	49
Operating Lease, Right-of-Use Asset	$ 34,789	$ 41,667
Operating Lease, Liability	$ 34,321
Operating Lease, Weighted Average Discount Rate, Percent	5.31%
Operating Lease, Weighted Average Remaining Lease Term (Year)	3 years 11 months 15 days